Advances to Suppliers (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers	$ 7,875,174	$ 4,689,148	$ 93,740
Impairment charges	$ 0	$ 0	$ 0